N-2	Feb. 06, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001655050
Amendment Flag	false
Securities Act File Number	814-01175
Document Type	8-K
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37TH FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On February 6, 2025, Bain Capital Specialty Finance, Inc. (the “Company”) and U.S. Bank Trust Company, National Association (the “Trustee”), entered into a Third Supplemental Indenture (the “Third Supplemental Indenture”) to the Indenture between the Company and the Trustee, dated March 10, 2021 (the “Base Indenture,” and together with the Third Supplemental Indenture, the “Indenture”). The Third Supplemental Indenture relates to the Company’s issuance of $350,000,000 aggregate principal amount of its 5.950% notes due 2030 (the “Notes”).

Long Term Debt, Principal	$ 350,000,000
Long Term Debt, Structuring [Text Block]
The Notes will mature on March 15, 2030 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.950% per year payable semi-annually on March 15 and September 15 of each year, commencing on September 15, 2025. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, a
n
d rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.